General and Administrative Expenses (Details) - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
General and administrative expenses		$ 919,694	$ 617,087	$ 410,982
Salaries and related expenses [Member]
General and administrative expenses		190,207	67,541	29,254
Stock-based compensation [Member]
General and administrative expenses		35,595	90,875	162,124
Communication and investor relations [Member]
General and administrative expenses		230,194	83,836	5,121
Professional fees [Member]
General and administrative expenses	[1]	269,980	224,407	150,341
Insurance and other expenses [Member]
General and administrative expenses		$ 193,718	$ 150,428	$ 64,142

[1]	includes listing expenses